Organization and Summary of Significant Accounting Policies - Additional Information (Detail)									3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($) Location States $ / shares shares	Jul. 17, 2015 $ / shares shares	Jul. 15, 2015 USD ($) shares	Jun. 17, 2015 shares	Jan. 31, 2015 USD ($) Location States $ / shares shares	Nov. 01, 2014 USD ($) Location $ / shares shares	Feb. 01, 2014 USD ($) Location $ / shares shares	Sep. 28, 2012 USD ($)	Oct. 31, 2015 USD ($) Location States $ / shares shares	May. 02, 2015 USD ($)	Nov. 01, 2014 USD ($) Location $ / shares shares	Oct. 31, 2015 USD ($) Location States $ / shares shares	Nov. 01, 2014 USD ($) Location $ / shares shares	Jan. 31, 2015 USD ($) Location States $ / shares shares	Feb. 01, 2014 USD ($) Location $ / shares shares	Feb. 02, 2013 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Sole operating subsidiary acquired amount in cash								$ 700,000,000
Acquisition financed through equity method investment amount								462,600,000
Various debt financing cost								$ 250,000,000
Number of retail locations | Location	200				176	173	154		200		173	200	173	176	154
Retail locations currently located states | States	17				16				17			17		16
Impairment of goodwill	$ 0				$ 0	$ 0	$ 0
Allowance for returns					247,000		207,000							$ 247,000	$ 207,000	$ 207,000
Advertising expense														23,100,000	19,700,000
Debt issuance costs, net of accumulated amortization					6,100,000		6,800,000							6,100,000	6,800,000
Amortization of debt issuance costs					$ 1,300,000		1,400,000							1,300,000	1,400,000
Write-off of debt issuance costs														600,000	1,100,000
Amortization of original issue discount														800,000	1,400,000
Capital expenditures incurred but not yet paid	$ 800,000					$ 500,000								$ 400,000	$ 500,000
Antidilutive securities excluded from computation of earnings per share | shares									578,890		459,431	661,314	3,920,333	2,971,140	5,230,200
Common stock, Stock split | shares				115
Common stock, Shares authorized | shares	500,000,000				0	0			500,000,000		0	500,000,000	0	0
Dividends paid										$ 48,800,000				$ 58,000,000
Net income									$ 6,762,000	$ 6,700,000	$ 4,851,000	$ 19,775,000	$ 14,907,000	$ 26,915,000	$ 19,541,000
Dividends declared period										2015-05
Common stock, Par value | $ / shares	$ 0.001				$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Shares authorized | shares	50,000,000				0	0			50,000,000		0	50,000,000	0	0
Preferred stock, Par value | $ / shares	$ 0.001				$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Trade Names [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets	$ 0				$ 0	$ 0	$ 0
Common Stock Class A [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock, Shares authorized | shares	0			85,000,000	85,000,000	85,000,000	85,000,000		0		85,000,000	0	85,000,000	85,000,000	85,000,000
Common stock, Par value | $ / shares	$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock Class B [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock, Shares authorized | shares	0			8,750,000	8,750,000	8,750,000	8,750,000		0		8,750,000	0	8,750,000	8,750,000	8,750,000
Common stock, Par value | $ / shares	$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
State and Local Jurisdiction [Member] | Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Limitation and remain subject to examination for varying periods														3 years
State and Local Jurisdiction [Member] | Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Limitation and remain subject to examination for varying periods														4 years
Common Stock [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period, Shares | shares		10,263,750										10,263,750
Shares issued price per share | $ / shares		$ 16.00
IPO [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock, Shares authorized | shares	500,000,000								500,000,000			500,000,000
Shares issued during period, Shares | shares			8,925,000
Net proceeds after deducting underwriting fees			$ 153,100,000
Underwriting fees			$ 11,100,000
Common stock, Par value | $ / shares	$ 0.001								$ 0.001			$ 0.001
Preferred stock, Shares authorized | shares	50,000,000								50,000,000			50,000,000
Preferred stock, Par value | $ / shares	$ 0.001								$ 0.001			$ 0.001
Over-Allotment Option [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Shares issued during period, Shares | shares		1,338,750